Debt (Details) $ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 CAD ($)
Revolving term credit facility
Drawdowns		$ 150.0
Repayment		$ (150.0)
Credit Facility
Revolving term credit facility
Size of facility	$ 1,000.0
Drawdowns			$ 150.0
Repayment			$ (150.0)
Maximum borrowing capacity	1,000.0
FNBC Credit Facility
Revolving term credit facility
Maximum borrowing capacity	100.0
Letter of credit
Revolving term credit facility
Maximum borrowing capacity	$ 17.9			$ 23.1
Number of letter of credit | item	2